SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
	Year ended December 31,
	2022	2021	2020

Expected term, in years	4.61	4.40	6.25
Expected volatility	66%	64%	65%
Risk-Free interest rate	1.54% - 4.36%	0.48% - 1.01%	0.46% - 1.74%
Expected dividend yield	0%	0%	0%

Summary of Share-Based Compensation Arrangements by Share-based Payment Award
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2022	16,237,346	$5.55	6.95	$43,173

Granted	1,242,128	$4.30
Exercised	(957,911)	$0.64		$3,570
Forfeited	(1,167,620)	$5.76
Expired	(1,272,947)	$11.16

Outstanding at December 31, 2022	14,080,996	$5.24	6.00	$19,724

Exercisable at December 31, 2022	9,060,946	$5.12	5.82	$15,868

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2021	3,910,601	$8.87
Granted	5,421,464	$4.89
Vested	(1,129,133)	$9.20
Forfeited	(894,353)	$8.16
Unvested as of December 31, 2022	7,308,579	$5.95

Summary of Management earn-out shares
May 12, 2021

Share Price	$9.75
Expected volatility	77.50%
Risk-Free interest rate	0.66%
Threshold	$12.5
Term (years)	4

Summary of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
	Year ended December 31,
	2022	2021	2020

Cost of revenues	$174	$-	$-
Research and development	11,995	25,504	2,649
Sales and marketing	2,300	17,153	338
General and administrative	4,980	22,079	209

	$19,449	$64,736	$3,196